Share-Based Compensation (Details) - ₪ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Share-Based Compensation [Abstract]
Number of options, Outstanding at beginning of period	10,752,668	5,979,973
Number of options, Options exercised for shares	(310,180)	(696,980)
Number of options, Options forfeited	(89,750)	(166,667)
Number of options, Option Expired	(369,433)	(726,512)
Number of options, Granted	2,858,790	6,362,854
Number of options, Outstanding at end of period	12,842,095	10,752,668
Weighted average exercise price, Outstanding at beginning of period	₪ 1.18	₪ 1.25
Weighted average exercise price, Options exercised for shares	1.29	1.16
Weighted average exercise price, Options forfeited	1.33	0.63
Weighted average exercise price, Option Expired	1.41	1.69
Weighted average exercise price, Granted	1.28	1.16
Weighted average exercise price, Outstanding at end of period	₪ 1.20	₪ 1.18